Subsequent Events (Narrative) (Details) (USD $) In Millions, except Per Share data	0 Months Ended	3 Months Ended	12 Months Ended
	Nov. 03, 2010	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Aug. 05, 2011
Aggregate common shares repurchased through share repurchase programs		7.5		7.4	0
Shares repurchased subsequent to June 30, 2011			$ 300.0
New share repurchase program authorization amount	750.0		750.0
Average price paid per common share for all common shares repurchased			$ 33.22	$ 33.85
Notional amount of interest rate derivatives			250.0	1,000.0		640.0
Net settlement proceeds of pay floating interest rate swaps terminated						$ 33.7
Activity Subsequent to Current Fiscal Year [Member]
Aggregate common shares repurchased through share repurchase programs			6.7
July and August of 2012 [Member]
Average price paid per common share for all common shares repurchased			$ 44.89